As filed with the Securities and Exchange Commission on October 6, 2015

File Nos. 333-189667 and 811-22641

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.

Post-Effective Amendment No.	14 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No.	23 [X]

Franklin Alternative Strategies Funds
(Exact Name of Registrant as Specified in Charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (954)527-7500

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 5th day of October, 2015.

Franklin Alternative Strategies Funds

(Registrant)

 By: /s/ STEVEN J. GRAY

Steven J. Gray,

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Amendment has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

WILLIAM YUN*
William Yun	President and Chief Executive Officer – Investment Management	October 5, 2015

LAURA F. FERGERSON*
Laura F. Fergerson	Chief Executive Officer – Finance and Administration	October 5, 2015

ROBERT G. KUBILIS*
Robert G. Kubilis	Chief Financial Officer and Chief Accounting Officer	October 5, 2015

EDWARD I. ALTMAN*
Edward I. Altman	Trustee	October 5, 2015

ANN TORRE BATES*
Ann Torre Bates	Trustee	October 5, 2015

BURTON J. GREENWALD*
Burton J. Greenwald	Trustee	October 5, 2015

GREGORY E. JOHNSON*
Gregory E. Johnson	Trustee	October 5, 2015

JENNIFER M. JOHNSON*
Jennifer M. Johnson	Trustee	October 5, 2015

KEITH E. MITCHELL*
Keith E. Mitchell	Trustee	October 5, 2015

DAVID W. NIEMIEC*
David W. Niemiec	Trustee	October 5, 2015

CHARLES RUBEN II*
Charles Ruben II	Trustee	October 5, 2015

JAN HOPKINS TRACHTMAN*
Jan Hopkins Trachtman	Trustee	October 5, 2015

ROBERT E. WADE*
Robert E. Wade	Trustee	October 5, 2015

GREGORY H. WILLIAMS*
Gregory H. Williams	Trustee	October 5, 2015

* By: /s/ STEVEN J. GRAY

 Steven J. Gray

 Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase